Long-Term Investments, Net (Details) - USD ($)				9 Months Ended		12 Months Ended
	Sep. 16, 2024	Feb. 19, 2024	Feb. 05, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 15, 2024	May 03, 2024
Long-Term Investments, Net [Line Items]
Fair value				$ 6,029,480		$ 595	$ 2,443,593
Closing price of per share (in Dollars per share)						$ 9.15	$ 2.46		$ 1
Purchase price		$ 2,150,000
Warrants outstanding (in Shares)							225,000
Equity interest				4.11%
Exercise price (in Dollars per share)						$ 1
Short-term investments				$ 6,028,100
Percentage of long term investments						0.001%
Investment shares (in Shares)						4,158,963
Realized gain					$ 1,541,736	$ 1,543,543
Investments in Marketable Equity Securities [Member]
Long-Term Investments, Net [Line Items]
Market Price Per Share (in Dollars per share)						$ 4.01
Investment C [Member]
Long-Term Investments, Net [Line Items]
Investment shares (in Shares)						993,108
Investment B [Member]
Long-Term Investments, Net [Line Items]
unrealized loss (including impairment)						$ 170,545	756,478
Investment F [Member]
Long-Term Investments, Net [Line Items]
unrealized loss (including impairment)						9,922,184	(2,137,021)
Investment A [Member]
Long-Term Investments, Net [Line Items]
unrealized loss (including impairment)							$ 6,142,071
Non-Marketable Equity Securities [Member]
Long-Term Investments, Net [Line Items]
Warrants outstanding (in Shares)	285,353
Equity interest	4.11%
Exercise price (in Dollars per share)	$ 0.001
Warrant exercise term	5 years
Subsequent Event [Member]
Long-Term Investments, Net [Line Items]
Purchase price			$ 2,150,000
Warrants outstanding (in Shares)								53,147,335
Investment C [Member]
Long-Term Investments, Net [Line Items]
Fair value				$ 1,380		$ 595
Closing price of per share (in Dollars per share)				$ 21.21		$ 9.15